EVENTS SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT (Tables)	12 Months Ended
Jan. 31, 2026
Events Subsequent To Date Of Independent Auditors Report
SCHEDULE OF EVENTS SUBSEQUENT RELATED PARTIES

	Warrants	Exercise	Expiration
	Granted	Price	Date
Steven Rudofsky	83,750	$8.00	1/16/28
Andrew Brodkey	65,600	$8.00	1/16/28
Robert Scannell	134,000	$8.00	1/16/28

On March 20, 2026, the Company issued common stock options to related parties as follows:

	Options	Exercise	Expiration
	Granted	Price	Date	Vesting
Steven Rudofsky	268,000	$8.00	9/30/32	Fully Vested
Andrew Brodkey	268,000	$8.00	9/30/32	Fully Vested
Robert Scannell	268,000	$8.00	9/30/32	Fully Vested